Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Opportunistic Insights Fund

March 31, 2019

ZPI-QTLY-0519
1.9881592.102

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATION SERVICES - 15.0%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	319	$18,862
Entertainment - 3.3%
Activision Blizzard, Inc.	1,389	63,241
Live Nation Entertainment, Inc. (a)	69	4,384
Netflix, Inc. (a)	1,242	442,848
Spotify Technology SA (a)	50	6,940
The Walt Disney Co.	479	53,183
		570,596
Interactive Media & Services - 11.0%
Alphabet, Inc.:
Class A (a)	296	348,359
Class C (a)	304	356,686
CarGurus, Inc. Class A (a)	352	14,101
Facebook, Inc. Class A (a)	7,006	1,167,830
TripAdvisor, Inc. (a)	90	4,631
		1,891,607
Media - 0.4%
Discovery Communications, Inc. Class A (a)	325	8,782
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	1,422	49,841
Liberty SiriusXM Series C (a)	124	4,742
		63,365
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	533	36,830

TOTAL COMMUNICATION SERVICES		2,581,260

CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.2%
General Motors Co.	284	10,536
Mahindra & Mahindra Ltd.	897	8,737
Maruti Suzuki India Ltd.	100	9,645
Toyota Motor Corp.	200	11,782
		40,700
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. (a)	68	48,301
Darden Restaurants, Inc.	110	13,362
Domino's Pizza, Inc.	43	11,098
Marriott International, Inc. Class A	471	58,917
McDonald's Corp.	803	152,490
		284,168
Household Durables - 0.0%
Mohawk Industries, Inc. (a)	28	3,532
Internet & Direct Marketing Retail - 7.0%
Amazon.com, Inc. (a)	668	1,189,539
MercadoLibre, Inc. (a)	14	7,108
Ocado Group PLC (a)	100	1,785
		1,198,432
Multiline Retail - 0.4%
Dollar General Corp.	101	12,049
Dollar Tree, Inc. (a)	71	7,458
Ollie's Bargain Outlet Holdings, Inc. (a)	544	46,420
		65,927
Specialty Retail - 1.4%
AutoZone, Inc. (a)	4	4,096
Burlington Stores, Inc. (a)	135	21,152
Home Depot, Inc.	488	93,642
John David Group PLC	800	5,237
O'Reilly Automotive, Inc. (a)	47	18,250
Ross Stores, Inc.	221	20,575
TJX Companies, Inc.	1,065	56,669
Ulta Beauty, Inc. (a)	29	10,113
Urban Outfitters, Inc. (a)	233	6,906
		236,640
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	335	81,395
Deckers Outdoor Corp. (a)	28	4,116
lululemon athletica, Inc. (a)	100	16,387
NIKE, Inc. Class B	271	22,821
Pinduoduo, Inc. ADR (b)	200	4,960
VF Corp.	416	36,155
		165,834

TOTAL CONSUMER DISCRETIONARY		1,995,233

CONSUMER STAPLES - 3.3%
Beverages - 0.5%
Diageo PLC	300	12,277
Keurig Dr. Pepper, Inc.	1,055	29,508
Monster Beverage Corp. (a)	120	6,550
The Coca-Cola Co.	790	37,019
		85,354
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	112	6,598
Costco Wholesale Corp.	524	126,881
Walmart, Inc.	100	9,753
		143,232
Food Products - 0.1%
Freshpet, Inc. (a)	100	4,229
Mondelez International, Inc.	132	6,589
The Simply Good Foods Co. (a)	418	8,607
		19,425
Household Products - 0.4%
Colgate-Palmolive Co.	100	6,854
Procter & Gamble Co.	504	52,441
		59,295
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	1,387	229,618
Kao Corp.	100	7,893
Shiseido Co. Ltd.	200	14,481
		251,992

TOTAL CONSUMER STAPLES		559,298

ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Birchcliff Energy Ltd.	5,087	13,552
BP PLC	2,176	15,801
Canadian Natural Resources Ltd.	750	20,592
Centennial Resource Development, Inc. Class A (a)	3,277	28,805
Cheniere Energy, Inc. (a)	100	6,836
ConocoPhillips Co.	642	42,847
Continental Resources, Inc. (a)	414	18,535
Diamondback Energy, Inc.	153	15,534
EOG Resources, Inc.	743	70,719
Hess Corp.	1,058	63,723
Magnolia Oil & Gas Corp.	1,300	15,600
Phillips 66 Co.	230	21,889
PrairieSky Royalty Ltd.	343	4,620
Reliance Industries Ltd.	4,970	97,931
Tamarack Valley Energy Ltd. (a)	3,734	6,790
		443,774
FINANCIALS - 16.3%
Banks - 7.9%
Banco do Brasil SA	600	7,466
Bank of America Corp.	19,281	531,963
Citigroup, Inc.	3,889	241,974
HDFC Bank Ltd. sponsored ADR	793	91,917
JPMorgan Chase & Co.	4,370	442,375
Kotak Mahindra Bank Ltd.	2,185	42,146
		1,357,841
Capital Markets - 1.8%
Bank of New York Mellon Corp.	2,025	102,121
BM&F BOVESPA SA	600	4,922
Brookfield Asset Management, Inc. Class A	85	3,960
Charles Schwab Corp.	1,485	63,499
CME Group, Inc.	172	28,308
Morgan Stanley	2,010	84,822
Oaktree Capital Group LLC Class A	506	25,123
		312,755
Consumer Finance - 0.8%
American Express Co.	1,328	145,150
Diversified Financial Services - 5.4%
Berkshire Hathaway, Inc. Class A (a)	3	903,645
Churchill Capital Corp. Class A (a)	1,100	14,784
		918,429
Insurance - 0.4%
Admiral Group PLC	855	24,165
American International Group, Inc.	177	7,622
Fairfax Financial Holdings Ltd. (sub. vtg.)	31	14,359
Hiscox Ltd.	300	6,095
Progressive Corp.	229	16,509
		68,750

TOTAL FINANCIALS		2,802,925

HEALTH CARE - 13.1%
Biotechnology - 2.6%
23andMe, Inc. (a)(c)(d)	35	466
Acceleron Pharma, Inc. (a)	157	7,311
Agios Pharmaceuticals, Inc. (a)	394	26,571
Alexion Pharmaceuticals, Inc. (a)	100	13,518
Allogene Therapeutics, Inc.	218	6,302
Amgen, Inc.	241	45,785
Celgene Corp. (a)	224	21,132
CSL Ltd.	23	3,184
Exact Sciences Corp. (a)	84	7,276
FibroGen, Inc. (a)	324	17,609
Genmab A/S (a)	37	6,420
Mirati Therapeutics, Inc. (a)	100	7,330
Neurocrine Biosciences, Inc. (a)	464	40,878
Regeneron Pharmaceuticals, Inc. (a)	121	49,685
Sage Therapeutics, Inc. (a)	91	14,474
Vertex Pharmaceuticals, Inc. (a)	948	174,385
		442,326
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	571	45,646
Baxter International, Inc.	1,527	124,160
Boston Scientific Corp. (a)	1,902	72,999
Danaher Corp.	827	109,181
DexCom, Inc. (a)	224	26,678
Edwards Lifesciences Corp. (a)	474	90,690
Intuitive Surgical, Inc. (a)	163	93,005
Penumbra, Inc. (a)	53	7,792
ResMed, Inc.	234	24,329
Sonova Holding AG Class B	38	7,518
Stryker Corp.	21	4,148
		606,146
Health Care Providers & Services - 3.5%
Anthem, Inc.	226	64,857
HealthEquity, Inc. (a)	336	24,857
Humana, Inc.	136	36,176
Molina Healthcare, Inc. (a)	56	7,950
National Vision Holdings, Inc. (a)	469	14,741
Notre Dame Intermedica Participacoes SA	200	1,675
UnitedHealth Group, Inc.	1,845	456,195
		606,451
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	469	59,497
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	60	4,823
IQVIA Holdings, Inc. (a)	227	32,654
Mettler-Toledo International, Inc. (a)	169	122,187
PRA Health Sciences, Inc. (a)	185	20,404
Thermo Fisher Scientific, Inc.	190	52,007
		232,075
Pharmaceuticals - 1.7%
AstraZeneca PLC:
(United Kingdom)	100	7,982
sponsored ADR	1,616	65,335
Eli Lilly & Co.	615	79,802
Idorsia Ltd. (a)	630	11,085
Ipsen SA	39	5,346
Merck & Co., Inc.	299	24,868
Novartis AG sponsored ADR	365	35,091
Roche Holding AG (participation certificate)	71	19,564
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	468	7,338
Zoetis, Inc. Class A	373	37,550
		293,961

TOTAL HEALTH CARE		2,240,456

INDUSTRIALS - 3.8%
Aerospace & Defense - 0.8%
Harris Corp.	24	3,833
The Boeing Co.	311	118,622
TransDigm Group, Inc. (a)	29	13,166
		135,621
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	143	12,440
Building Products - 0.1%
Toto Ltd.	503	21,388
Commercial Services & Supplies - 0.2%
Cintas Corp.	179	36,178
Waste Management, Inc.	42	4,364
		40,542
Electrical Equipment - 0.8%
AMETEK, Inc.	179	14,852
Fortive Corp.	1,455	122,060
		136,912
Industrial Conglomerates - 0.3%
General Electric Co.	5,838	58,322
Machinery - 0.3%
Deere & Co.	336	53,706
Rexnord Corp. (a)	158	3,972
		57,678
Professional Services - 0.1%
CoStar Group, Inc. (a)	8	3,731
FTI Consulting, Inc. (a)	216	16,593
		20,324
Road & Rail - 0.9%
CSX Corp.	934	69,882
Lyft, Inc.	485	34,174
Union Pacific Corp.	244	40,797
		144,853
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	100	30,093

TOTAL INDUSTRIALS		658,173

INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	115	36,163
Motorola Solutions, Inc.	88	12,357
Telefonaktiebolaget LM Ericsson (B Shares)	1,200	11,025
		59,545
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	3,325	314,013
Corning, Inc.	300	9,930
Keysight Technologies, Inc. (a)	89	7,761
Zebra Technologies Corp. Class A (a)	156	32,687
		364,391
IT Services - 8.6%
Accenture PLC Class A	115	20,242
Adyen BV (e)	23	18,009
EPAM Systems, Inc. (a)	83	14,038
Global Payments, Inc.	310	42,321
Infosys Ltd. sponsored ADR	1,200	13,116
MasterCard, Inc. Class A	1,743	410,389
MongoDB, Inc. Class A (a)	252	37,049
Netcompany Group A/S (e)	200	7,161
Okta, Inc. (a)	448	37,063
PayPal Holdings, Inc. (a)	4,028	418,268
Shopify, Inc. Class A (a)	208	42,937
Square, Inc. (a)	258	19,329
Twilio, Inc. Class A (a)	45	5,813
Visa, Inc. Class A	2,421	378,136
Wix.com Ltd. (a)	40	4,833
		1,468,704
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc. (a)	1,023	26,107
Analog Devices, Inc.	47	4,948
Marvell Technology Group Ltd.	200	3,978
Microchip Technology, Inc.	56	4,646
NVIDIA Corp.	601	107,916
Texas Instruments, Inc.	114	12,092
Xilinx, Inc.	348	44,123
		203,810
Software - 16.2%
Adobe, Inc. (a)	1,869	498,070
Atlassian Corp. PLC (a)	554	62,264
Coupa Software, Inc. (a)	179	16,285
DocuSign, Inc.	87	4,510
Dropbox, Inc. Class A (a)	868	18,922
Intuit, Inc.	410	107,178
Microsoft Corp.	6,210	732,407
New Relic, Inc. (a)	172	16,976
Paycom Software, Inc. (a)	270	51,065
Pivotal Software, Inc.	100	2,085
RingCentral, Inc. (a)	420	45,276
Salesforce.com, Inc. (a)	5,368	850,130
ServiceNow, Inc. (a)	27	6,655
SS&C Technologies Holdings, Inc.	244	15,540
SurveyMonkey	100	1,821
Tableau Software, Inc. (a)	271	34,493
Tanium, Inc. Class B (a)(c)(d)	100	869
Ultimate Software Group, Inc. (a)	340	112,244
Workday, Inc. Class A (a)	1,072	206,735
		2,783,525
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	159	30,202
Xerox Corp.	200	6,396
		36,598

TOTAL INFORMATION TECHNOLOGY		4,916,573

MATERIALS - 1.6%
Chemicals - 0.6%
DowDuPont, Inc.	646	34,438
Sherwin-Williams Co.	108	46,517
Westlake Chemical Corp.	330	22,394
		103,349
Metals & Mining - 1.0%
B2Gold Corp. (a)	4,102	11,480
Barrick Gold Corp. (Canada)	3,031	41,552
Franco-Nevada Corp.	606	45,434
Ivanhoe Mines Ltd. (a)	13,229	31,678
Kirkland Lake Gold Ltd.	841	25,576
Livent Corp.	100	1,228
Newcrest Mining Ltd.	300	5,434
Novagold Resources, Inc. (a)	2,336	9,737
		172,119

TOTAL MATERIALS		275,468

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	251	49,462
Apartment Investment & Management Co. Class A	31	1,559
AvalonBay Communities, Inc.	40	8,029
Equity Residential (SBI)	171	12,880
Essex Property Trust, Inc.	18	5,206
		77,136
UTILITIES - 0.4%
Electric Utilities - 0.3%
NextEra Energy, Inc.	176	34,024
Vistra Energy Corp.	500	13,015
		47,039
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	285	12,107
The AES Corp.	300	5,424
		17,531

TOTAL UTILITIES		64,570

TOTAL COMMON STOCKS
(Cost $13,039,896)		16,614,866

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(c)(d)	8	4,387
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(c)(d)	144	1,918

TOTAL CONVERTIBLE PREFERRED STOCKS		6,305

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR	950	8,370
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	9,200	12

TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,382

TOTAL PREFERRED STOCKS
(Cost $14,437)		14,687

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 2.48% (f)	502,742	502,843
Fidelity Securities Lending Cash Central Fund 2.48% (f)(g)	4,800	4,800
TOTAL MONEY MARKET FUNDS
(Cost $507,643)		507,643
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $13,561,976)		17,137,196
NET OTHER ASSETS (LIABILITIES) - 0.1%		22,513
NET ASSETS - 100%		$17,159,709

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,640 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,170 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$588
23andMe, Inc. Series F	8/31/17	$1,999
Roofoods Ltd. Series F	9/12/17	$2,829
Tanium, Inc. Class B	4/21/17	$496

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,660
Fidelity Securities Lending Cash Central Fund	806
Total	$3,466

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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